Investments in Associates and Joint Arrangements - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wordline Argentina SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ 174,298	$ 112,002	$ 230,916
Percentage of interest in UTE		50.00%	50.00%
Proportion of ownership interest in joint venture		50.00%	50.00%
Gestiva SA [member]
Disclosure of associates [line items]
Percentage of interest in UTE		5.00%	5.00%
Investment carrying amount remaining after adaption agreement			$ 54
Associates [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ 282	1,125	$ 1,342
Play Digital SA [Member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		(75,446)	$ (121,152)
Finova SA [Member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ (11,583)
Proportion of ownership interest in joint venture	50.00%	50.00%